EARNINGS PER SHARE - Basic and Diluted Calculation (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 27, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Net income		$ 83,414	$ (70,352)	$ 77,815	$ 81,473
Less: Net income attributable to non-controlling interest subsequent to business combination		450
Net income attributable to CompoSecure, Inc for period subsequent to business combination		13,512
Plus: adjustment due to net effect of dilutive class B units, stock options and exchangeable notes to net income		(331)
Net income attributable to CompoSecure, Inc for period subsequent to business combination after adjustment		$ 13,181
Weighted average shares used in computing net income per share - basic (shares)		14,930
Weighted average shares used in computing net income per share - diluted (shares)		94,926
Net income per share - basic (in usd per share)	[1]	$ 0.91
Net income per share - diluted (in usd per share)	[1]	$ 0.14

[1]	The amounts for the year ended December 31, 2021 represent basic and diluted net income per share of Class A common stock and weighted average shares of Class A common stock outstanding for the prorated period from December 27, 2021 through December 31, 2021, the period following the Business Combination described in Note 1. See Note 14.